Fair value measurement - Significant unobservable inputs (Details) - Recurring - Level 3 of fair value hierarchy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Fair value, Beginning balance	$ (1,732)	$ (5,838)	$ (26,527)
Changes in fair value through profit or loss	(5,467)	(717)	1,758
Payments	3,861	4,823	18,931
Fair value, Ending balance	$ (3,338)	$ (1,732)	$ (5,838)